Analysis of changes in financing during the year (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of changes in financing during the year
Schedule of the analysis of changes in financing during the year

	Share capital, share premium,
	and paid-in equity			Subordinated liabilities			MRELs
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	17,246	17,134	16,910	9,979	10,535	12,722	19,249	16,821	9,202
Issue of ordinary shares	—	17	144	—	—	—	—	—	—
Issue of paid in equity	2,218	—	—	—	—	—	—	—	—
Issue of subordinated liabilities	—	—	—	1,631	577	—	—	—	—
Redemption of subordinated liabilities	—	—	—	(3,502)	(1,108)	(2,258)	—	—	—
Interest on subordinated liabilities	—	—	—	(510)	(533)	(566)	—	—	—
Issue of MRELs	—	—	—	—	—	—	1,309	3,640	6,996
Maturity/redemption of MRELs	—	—	—	—	—	—	(2)	(1,285)	(83)
Interest on MRELs	—	—	—	—	—	—	(671)	(428)	(237)
Net cash inflow/(outflow) from financing	2,218	17	144	(2,381)	(1,064)	(2,824)	636	1,927	6,676
Ordinary shares issued	52	95	80	—	—	—	—	—	—
Effects of foreign exchange	—	—	—	(234)	(315)	419	(514)	(683)	587
Changes in fair value of subordinated liabilities/MRELs	—	—	—	133	317	(243)	829	539	(59)
AT1 reclassification to subordinated liabilities	(1,277)	—	—	1,632	—	—	—	—	—
Loss on sale of MRELs and subordinated liabilities	—	—	—	324	—	—	—	—	—
Interest on subordinated liabilities/MRELs	—	—	—	509	506	461	673	645	415
At 31 December	18,239	17,246	17,134	9,962	9,979	10,535	20,873	19,249	16,821